Organization and Principal Activities - Additional Information (Details)			12 Months Ended
	Apr. 04, 2019 CNY (¥)	Oct. 13, 2017	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2019	Sep. 23, 2019	Apr. 04, 2019 USD ($)
Variable Interest Entity [Line Items]
Net losses			¥ 1,105,200,000	$ 169,374,166	¥ 2,689,267,847	¥ 1,945,846,212
Accumulated deficit			6,007,200,000		4,862,464,162		$ 920,647,797
Net cash used in operating activities			(863,800,000)	$ (132,379,179)	(2,367,295,070)	(434,764,524)
Working capital			586,300,000		816,500,000
Cash and cash equivalent			494,474,891		347,817,093	2,186,288,246	75,781,592
Short-term investments			391,033,374		1,276,830,926		59,928,486
Restricted cash			100,300,000		27,871,552		15,374,090
Current liabilities			1,886,000,000.0		1,875,697,710		289,040,664
Long-term liabilities			1,221,700,000		1,273,998,241		$ 187,234,476
Debt Instrument, Face Amount			13,000,000.0
Exclusive Technology Support and Consulting Services Agreement Between Jifen VIE and Quyun WFOE
Variable Interest Entity [Line Items]
Agreement expiration term		10 years
Agreement notice period		30 days
Service fee paid and payable			¥ 0		¥ 0	¥ 0
Exclusive Option Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE shareholders
Variable Interest Entity [Line Items]
Agreement expiration term		10 years
Agreement notice period		30 days
Voting Rights Proxy Agreement Among Jifen VIE, Quyun WFOE and Each of Jifen VIE Shareholders
Variable Interest Entity [Line Items]
Agreement expiration term		10 years
Agreement notice period		30 days
Agreement automatic renewal term		1 year
Loan Agreement Between Quyun WFOE and Jifen VIE
Variable Interest Entity [Line Items]
Maturity period of loan			10 years	10 years
The Paper
Variable Interest Entity [Line Items]
Equity interests percentage								1.00%	1.00%
InfoUniversal
Variable Interest Entity [Line Items]
Ownership percentage			100.00%	100.00%
InfoUniversal | Quyun WFOE
Variable Interest Entity [Line Items]
Ownership percentage		100.00%
Alibaba Investment Limited [Member] | Convertible Loan Agreement [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Face Amount	¥ 1,147,000,000.0									$ 171,100,000
Debt Instrument, Maturity Date	Apr. 04, 2022